Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Loans, net of allowance for loan losses of $27,174 and $23,909, respectively	$ 2,016,005,000	$ 1,727,253,000
Held-to-maturity, at amortized cost (market value $32,111)	0	32,480,000
Available-for-sale, at market (amortized cost $295,683 and $338,449, respectively)	285,252,000	332,716,000
Total securities	285,252,000	365,196,000
Loans held for sale	7,484,000	5,106,000
Interest bearing deposits	80,215,000	83,787,000
Federal funds sold	9,000,000	0
Restricted equity securities, at cost	3,012,000	3,012,000
Total earning assets	2,400,968,000	2,184,354,000
Cash and due from banks	9,976,000	11,731,000
Premises and equipment, net	58,363,000	54,215,000
Accrued interest receivable	6,724,000	6,266,000
Deferred income taxes	8,901,000	7,424,000
Other real estate	1,357,000	1,635,000
Bank owned life insurance	30,952,000	29,475,000
Goodwill	4,805,000	4,805,000
Other assets	21,636,000	17,128,000
Total assets	2,543,682,000	2,317,033,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	2,235,655,000	2,037,745,000
Securities sold under repurchase agreements	0	864,000
Accrued interest and other liabilities	12,360,000	10,694,000
Total liabilities	2,248,015,000	2,049,303,000
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,623,810 and 10,450,711 shares issued and outstanding, respectively	21,248,000	20,901,000
Additional paid-in capital	73,960,000	66,047,000
Retained earnings	208,164,000	185,017,000
Net unrealized losses on available-for-sale securities, net of taxes of $2,726 and $1,498, respectively	(7,705,000)	(4,235,000)
Total stockholders’ equity	295,667,000	267,730,000
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders’ equity	$ 2,543,682,000	$ 2,317,033,000